Shareholder Fees	Jan. 14, 2026 USD ($)
PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund | PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund
Prospectus [Line Items]
Shareholder Fee, Other